Significant Accounting Policies - Disclosure of principal subsidiaries of the company in consolidated financial statements (Details)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Vizsla Copper Corp. (formerly Northbase Resources Inc.) [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Canada
Ownership interest	0.00%	0.00%
Canam Alpine Ventures Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Canada
Ownership interest	100.00%	100.00%
Minera Canam S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Mexico
Ownership interest	100.00%	100.00%
Operaciones Canam Alpine S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Mexico
Ownership interest	100.00%	100.00%
Vizsla Royalty Corp. (formerly Vizsla Copper Corp. and 1283303 B.C. Ltd.) [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Canada
Ownership interest	100.00%	100.00%
Canam Royalties Mexico, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation and operation	Mexico
Ownership interest	100.00%	100.00%